Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 69,965	$ 69,131
Cash held in trust and restricted cash	2,534	500
Funds receivable from payment processors	14,302	13,512
Accounts receivable	21,864	9,318
Prepaid taxes	194	383
Prepaid expenses and other assets	2,153	3,618
Total current assets	111,012	96,462
Non-current assets
Property and equipment	2,371	2,351
Right-of-use assets	3,060
Intangible assets	12,806	13,952
Goodwill	7,130	7,130
Deferred tax assets	2,105	2,645
Other assets	216
Total non-current assets	27,688	26,078
Total assets	138,700	122,540
Current liabilities
Accounts payable and accrued liabilities	13,766	9,489
Income taxes payable	2,326	117
Payable to loyalty program partners	78,270	69,749
Current portion of lease liabilities	1,323
Current portion of other liabilities	797	1,680
Total current liabilities	96,482	81,035
Non-current liabilities
Lease liabilities	2,209
Other liabilities	95	495
Deferred tax liabilities	722
Total non-current liabilities	3,026	495
Total liabilities	99,508	81,530
SHAREHOLDERS' EQUITY
Share capital	45,799	53,886
Contributed surplus		4,446
Accumulated other comprehensive income (loss)	184	(646)
Accumulated deficit	(6,791)	(16,676)
Total shareholders' equity	39,192	41,010
Total liabilities and shareholders' equity	$ 138,700	$ 122,540